Other Non-Current Liabilities	9 Months Ended
Sep. 30, 2011
Other Non-Current Liabilities
Other Non-Current Liabilities

4.                          Other Non-Current Liabilities

Other non-current liabilities consist of the following:

	September 30,	December 31,
	2011	2010
	(In thousands)
Abandonment obligations	$41,279	$40,444
Other	829	857
	$42,108	$41,301

Changes in abandonment obligations for the nine months ended September 30, 2011 and 2010 are as follows:

	Nine Months Ended
	September 30,
	2011	2010
	(In thousands)
Beginning of period	$40,444	$38,412
Additional abandonment obligations from new properties	1,103	1,377
Sales or abandonments of properties	(2,346)	(1,138)
Revisions of previous estimates	1	(320)
Accretion expense	2,077	1,953
End of period	$41,279	$40,284

Our asset retirement obligation is measured using primarily Level 3 inputs.  The significant unobservable inputs to this fair value measurement include estimates of plugging, abandonment and remediation costs, inflation rate and well life.  The inputs are calculated based on historical data as well as current estimated costs.